Stockholder's Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2013
Stockholder's Equity (Deficit) [Abstract]
Schedule of Temporary equity
Series A sale price	$5,400,000
Less: Reclassification of warrant fair value to liability	(5,669,897)
Offering costs	(496,348)
Plus: Deemed dividend	2,634,185
Series A dividends	60,000
$1,928,000